ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES

7.    ACCOUNTS RECEIVABLE, NET—THIRD PARTIES

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivables - current	4,828,118,154	7,794,173,603
Allowance for doubtful accounts - current	(293,359,875)	(323,070,723)
Accounts receivable, net - current	4,534,758,279	7,471,102,880

Accounts receivables – non-current	27,543,511	28,185,718
Allowance for doubtful accounts – non-current	(1,138,553)	(561,765)
Accounts receivable, net – non-current	26,404,958	27,623,953

As of December 31, 2020 and 2021, accounts receivable with net book value of RMB628,310,891 and RMB726,035,715 were pledged as collateral for the Group’s borrowings (Note 20).

The following table summarizes the activity in the allowance for credit losses related to accounts receivable – current for the year ended December 31, 2019, 2020 and 2021:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
At beginning of year	256,605,518	318,197,517	293,359,875
Impact of adopting ASC Topic 326	—	(30,915,517)	—
Addition	166,432,303	26,581,139	91,948,207
Reversal	(104,840,304)	(20,503,264)	(24,213,485)
Write off	—	—	(38,023,874)
At end of year	318,197,517	293,359,875	323,070,723

The following table summarizes the activity in the allowance for credit losses related to accounts receivable – non-current for the year ended December 31, 2019, 2020 and 2021:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
At beginning of year	—	—	1,138,553
Impact of adopting ASC Topic 326	—	—	—
Addition	—	1,138,553	—
Reversal	—	—	(576,788)
At end of year	—	1,138,553	561,765

The Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer’s financial statements and historical collection records, discussion with customers’ senior management, and reviewing of information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures the Group against customer credit default.

The significant bad debt reversal represents the cash collection of the fully reserved long-term receivables. The Company made bad debt provisions for certain long-term receivables in prior years which were in line with the adverse economic environment in solar industry. With the recovery of solar industry afterwards, the Company made its best effort to improve the cash collection for the long-aged accounts receivables. The cash received was recorded as the reversal of prior year bad debt allowance.